Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest and dividend income
Loans, including fees	$ 4,562	$ 4,095	$ 8,893	$ 8,112	$ 16,803	$ 16,018
Taxable securities	181	109	355	212	481	325
Non-taxable securities	281	1	313	7	7	81
Federal funds sold	24	36	51	47	151	36
Dividends on Federal Home Loan Bank stock and other	59	49	120	96	209	175
Total interest and dividend income	5,107	4,290	9,732	8,474	17,651	16,635
Interest Expense
Deposits					1,219	765
Deposits
Demand	302	115	544	187
Savings	9	10	19	19
Time	222	170	427	318
Borrowings	174	143	240	352	545	1,019
Total interest expense	707	438	1,230	876	1,764	1,784
Net interest income	4,400	3,852	8,502	7,598	15,887	14,851
Provision for loan losses	72	25	129	50	100	301
Net interest income after provision for loan losses	4,328	3,827	8,373	7,548	15,787	14,550
Noninterest income
Service charges on deposit accounts	650	632	1,281	1,229	2,502	2,594
Realized gains on sales of loans	23	29	37	44	98	97
Earnings on bank-owned life insurance					471	463
Other income	215	208	450	428	381	527
Total noninterest income	888	869	1,768	1,701	3,452	3,681
Noninterest expense
Salaries and employee benefits	1,876	1,824	3,708	3,592	7,210	7,021
Net occupancy and equipment expense	547	510	1,087	1,033	2,071	1,897
Provision for losses on foreclosed real estate					20	6
Professional services	297	194	489	395	825	720
Insurance	105	72	208	139	346	225
Deposit insurance premiums	26	44	75	88	185	198
Franchise and other taxes	102	96	198	180	347	325
Advertising	125	100	262	209	426	324
Stationery and office supplies	38	33	74	69	112	117
Net realized (gain) loss on sale of other real estate and repossessions	5	(4)	5	(4)
Other expenses	633	496	1,227	998	2,107	2,238
Total noninterest expense	3,754	3,365	7,333	6,699	13,649	13,071
Income before federal income taxes	1,462	1,331	2,808	2,550	5,590	5,160
Federal income taxes	250	415	448	784	2,044	1,580
Net income	$ 1,212	$ 916	$ 2,360	$ 1,766	$ 3,546	$ 3,580
EARNINGS PER COMMON SHARE
Basic	$ 0.24	$ 0.18	$ 0.46	$ 0.35	$ 0.72	$ 0.72
Diluted	0.22	0.18	0.44	0.35	0.71	0.71
DIVIDENDS PER COMMON SHARE	$ 0.13	$ 0.11	$ 0.26	$ 0.22	$ 0.51	$ 0.47